Accrued expenses and other current liabilities	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Accrued expenses and other current liabilities

12. Accrued expenses and other current liabilities

The following is a summary of accrued expenses and other current liabilities as of December 31, 2023 and June 30, 2024:

	December 31, 2023	June 30, 2024
	RMB	RMB
Professional service fees	16,490	9,812
Refund liability	7,703	7,626
Accrued expenses	789	2,933
Payables related to other service fees	-	2,101
Others	777	980
Total	25,759	23,452